Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 05, 2022
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 05, 2022
Document Effective Date	Oct. 06, 2022
Prospectus Date	Oct. 06, 2022
IQ Candriam ESG U.S. Mid Cap Equity ETF | IQ Candriam ESG U.S. Mid Cap Equity ETF
Prospectus:
Trading Symbol	IQSM